Acquired Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2025
Forge Nano, Inc.
Acquired Intangible Assets and Goodwill
Acquired Intangible Assets and Goodwill

8.Acquired Intangible Assets and Goodwill

Intangible assets of the Company as of December 31, 2025 and 2025 are summarized as follows:

	2025			2024
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net
Amortized intangible assets – Acquired patents	$3,212	$(1,623)	$1,589	$3,212	$(1,420)	$1,792
	$3,212	$(1,623)	$1,589	$3,212	$(1,420)	$1,792

The acquired patents are being amortized over an estimated life of 15 years. Amortization expense for intangible assets totaled $203 and $253 for the years ended December 31, 2025 and 2024, respectively and are included in general and administrative expenses.

Estimated amortization expense as of December 31, 2025 is as follows:

Years ending	Amount
2026	$203
2027	203
2028	194
2029	165
2030	165
Thereafter	659
Total	$1,589

Goodwill as of both December 31, 2025 and 2024 was $3,124. The Company recognized no impairment to goodwill during the years ended December 31, 2025 and 2024.